Organization and Background of Business		9 Months Ended
	Feb. 02, 2017	Sep. 30, 2017
Organization and Background of Business
Organization and Background of Business

1. Organization and Background of Business

Solaris Oilfield Infrastructure, Inc., or the Company, was incorporated on February 2, 2017 as a Delaware corporation.

The Company was formed to serve as the issuer of an initial public offering of equity, or IPO. Concurrent with the completion of the IPO, the Company will serve as the new parent holding company of Solaris Oilfield Infrastructure, LLC, a Delaware limited liability company.

The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate Statements of Operations, Changes in Stockholder’s Equity and of Cash Flows have not been presented because the Company had no business transactions or activities as of February 2, 2017, except for the initial capitalization of the Company which was funded by an affiliate. In this regard, general and administrative costs associated with the formation and daily management of the Company have been determined by the Company to be insignificant.

SOLARIS OILFIELD INFRASTRUCTURE, INC.

Notes to the Condensed Consolidated Financial Statements

(Dollars in thousands)

1.    Organization and Background of Business

Description of Business

We manufacture and provide patented proppant management systems that unload, store and deliver proppant at oil and natural gas well sites. The systems are designed to address the challenges associated with transferring large quantities of proppant to the well site, including the cost and management of last mile logistics.

The systems are deployed in many of the most active oil and natural gas basins in the U.S., including the Permian Basin, the Eagle Ford Shale, the SCOOP/STACK Formations and the Haynesville Shale.

We are also developing the first independent, unit-train capable, high speed transload facility in Oklahoma. We expect construction to be fully completed in August 2018. In July 2017, we entered into a seven-year contract with a leading STACK exploration and production company to provide proppant transloading service at the facility.

Initial Public Offering

Solaris Oilfield Infrastructure, Inc. (“Solaris” or the “Company”) was incorporated on February 2, 2017 as a Delaware corporation.

Solaris was formed for the purpose of completing an initial public offering of equity (the “IPO” or the “Offering”) and related transactions in order to carry on the business of Solaris Oilfield Infrastructure, LLC and its subsidiaries (“Solaris LLC”). On May 11, 2017, in connection with the closing of the offering, Solaris became a holding company whose sole material asset consists of units in Solaris LLC (“Solaris LLC Units”). Solaris became the managing member of Solaris LLC and is responsible for all operational, management and administrative decisions relating to Solaris LLC’s business.

On May 17, 2017, Solaris completed the Offering of 10,100,000 shares of the Class A common stock, par value $0.01 per share (“Class A Common Stock”), at a price to the public of $12.00 per share ($11.28 net of underwriting discounts and commissions). After deducting underwriting discounts and commissions payable by Solaris, Solaris received net proceeds of approximately $113.9 million. After deducting offering expenses of approximately $2.8 million, Solaris received approximately $111.1 million. Solaris contributed all of the net proceeds of the IPO to Solaris LLC in exchange for Solaris LLC Units. Solaris LLC used the net proceeds (i) to fully repay borrowings under its credit facility of $5.5 million, (ii) to pay approximately $3.1 million in cash bonuses to certain employees and consultants and (iii) to distribute approximately $25.8 million to its existing members (the “Original Investors”) as part of the corporate reorganization undertaken in connection with the IPO. Solaris LLC has used and intends to continue to use the remaining proceeds for general corporate purposes, including funding the remainder of its 2017 capital program, the majority of which we expect will be used to manufacture additional systems for our fleet and advance construction of the Kingfisher Facility.

As the sole managing member of Solaris LLC, Solaris operates and controls all of the business and affairs of Solaris LLC, and through Solaris LLC and its subsidiaries, conducts its business. As a result, Solaris consolidates the financial results of Solaris LLC and its subsidiaries and reports non-controlling interest related to the portion of Solaris LLC Units not owned by Solaris, which will reduce net income (loss) attributable to Solaris’ Class A stockholders.

Reorganization Transactions

In connection with the IPO, we completed a series of reorganization transactions on May 17, 2017 (the “Reorganization Transactions”), including:

a)

Solaris LLC’s limited liability company agreement was amended and restated to, among other things, appoint Solaris as sole managing member, and all of the membership interests in Solaris LLC held by the Original Investors were converted into (i) a single class of units in Solaris LLC, referred to as “Solaris LLC Units”, representing in the aggregate 32,365,823 Solaris LLC Units and (ii) the right to receive the distributions of cash and shares of Solaris’ Class B common stock described in clauses (c) and (d) below;

b)

Solaris issued and contributed 32,365,823 shares of its Class B common stock and all of the net proceeds of the IPO to Solaris LLC in exchange for a number of Solaris LLC Units equal to the number of shares of Class A Common Stock issued in the IPO;

c)

Solaris LLC used a portion of the proceeds from the IPO to distribute to the Original Investors, on a pro rata basis, an aggregate amount of cash equal to 2,288,800 times the initial public offering price per share of Class A Common Stock after underwriting discounts and commissions;

d)	Solaris LLC distributed to each of the Original Investors one share of Class B common stock for each Solaris LLC Unit such Original Investors held; and
e)

Solaris issued 648,676 shares of restricted stock under the Solaris Inc. Long Term Incentive Plan (the “LTIP”) of which 203,222 vest over one year and 445,454 vest over three years. Additionally, Options under the Solaris LLC 2015 Membership Unit Option Plan were converted to 591,261 options under the LTIP with accelerated vesting terms ending November 13, 2017.